UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05603

Name of Fund: BlackRock Strategic Global Bond Fund, Inc.

(Formerly BlackRock World Income Fund, Inc.)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

Global Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Strategic Global Bond Fund (Percentages shown are based on Net Assets)

Common Stocks — 0.0%	Shares		Value
United States — 0.0%
HealthSouth Corp.		122	$4,681

Asset-Backed Securities	Par (000)
Asset-Backed Securities — 0.4%
Italy — 0.0%
Auto ABS Compartiment, Series 2012-2, Class A, 2.80%, 04/27/25	EUR	14	15,437
Luxembourg — 0.1%
Silver Arrow SA, Series 5, Class A, 0.17%, 10/15/22 (a)		60	66,778
Portugal — 0.3%
Volta II Electricity Receivables, 2.98%, 12/16/18		257	288,018
Total Asset-Backed Securities — 0.4%			370,233

Corporate Bonds
Australia — 0.8%
Australia & New Zealand Banking Group Ltd., 1.38%, 9/04/18		100	115,387
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23	USD	75	75,212
CNOOC Curtis Funding No. 1 Property Ltd., 4.50%, 10/03/23 (b)		220	227,508
Commonwealth Bank of Australia, 5.00%, 3/19/20 (b)		100	111,714
National Australia Bank Ltd., 4.25%, 5/20/19	AUD	100	73,319
OeBB Infrastruktur AG, 3.38%, 5/18/32	EUR	30	42,411
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	USD	90	87,786
Westpac Banking Corp., 2.25%, 7/30/18		100	101,470

			834,807
Belgium — 0.1%
Anheuser-Busch InBev SA, 2.00%, 12/16/19	EUR	50	58,503
Bermuda — 0.0%
Weatherford International Ltd., 4.50%, 4/15/22	USD	50	40,440
Brazil — 0.1%
Banco do Brasil SA, 1.85%, 6/27/17	CHF	50	50,508

Corporate Bonds	Par (000)		Value
Brazil (continued)
Votorantim Cimentos SA, 3.25%, 4/25/21	EUR	100	$82,381

			132,889
British Virgin Islands — 0.7%
Gerdau Trade, Inc., 5.75%, 1/30/21	USD	100	87,000
Sinopec Group Overseas Development 2015 Ltd.:
2.50%, 4/28/20		240	236,516
3.25%, 4/28/25		200	191,009
State Grid Overseas Investment 2014 Ltd., 2.75%, 5/07/19		200	203,220

			717,745
Canada — 0.6%
Bank of Montreal, 1.45%, 4/09/18		100	99,432
Bank of Nova Scotia, 2.24%, 3/22/18	CAD	100	76,100
Barrick Gold Corp., 4.10%, 5/01/23	USD	50	44,245
Royal Bank of Canada:
2.00%, 10/01/18		100	101,372
3.04%, 7/17/24 (a)	CAD	100	75,800
Teck Resources Ltd., 3.75%, 2/01/23	USD	50	30,500
Toronto-Dominion Bank, 3.23%, 7/24/24	CAD	100	78,106
TransCanada PipeLines Ltd., 3.30%, 7/17/25		100	74,908

			580,463
Cayman Islands — 1.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (b)	USD	200	196,278
Azure Orbit II International Finance Ltd., 3.38%, 4/25/19		200	204,161
Baidu, Inc., 3.00%, 6/30/20		200	198,695
China Overseas Finance Cayman II Ltd., 5.50%, 11/10/20		100	107,817
Hutchison Whampoa Finance 14 Ltd., 1.38%, 10/31/21	EUR	100	109,957
Saudi Electricity Global Sukuk Co., 2.67%, 4/03/17	USD	200	203,000
Vale Overseas Ltd.:
4.38%, 1/11/22		75	66,145
6.88%, 11/21/36		50	39,255
XLIT Ltd., 2.30%, 12/15/18		50	50,463

			1,175,771
Chile — 0.5%
Banco Santander Chile, 1.00%, 7/31/17	CHF	50	51,637

BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Corporate Bonds	Par (000)		Value
Chile (continued)
Cencosud SA, 5.50%, 1/20/21 (b)	USD	150	$155,820
Corp. Nacional del Cobre de Chile, 3.88%, 11/03/21 (b)		200	198,758
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24		50	49,897

			456,112
China — 0.2%
Bank of China Ltd., 2.13%, 6/30/18		200	199,796
Colombia — 0.2%
Ecopetrol SA, 7.63%, 7/23/19		150	164,580
Denmark — 0.0%
AP Moeller — Maersk A/S, 3.88%, 9/28/25 (b)		50	49,512
Finland — 0.1%
Pohjola Bank OYJ, 1.25%, 5/14/18	EUR	100	113,997
France — 1.3%
AXA SA, 7.13%, 12/15/20	GBP	50	87,903
BNP Paribas SA, 2.88%, 3/20/26 (a)	EUR	100	112,082
BPCE SA, 1.38%, 5/22/19		100	114,243
Cie de Financement Foncier SA, 4.13%, 10/25/17		100	121,201
Credit Agricole SA, 1.75%, 3/12/18		100	115,310
Credit Mutuel — CIC Home Loan SFH, 1.38%, 4/22/20		100	117,484
Electricite de France SA, 1.15%, 1/20/17 (b)	USD	150	150,020
Engie, 3.00%, 2/01/23	EUR	75	93,977
mFinance France SA, 2.38%, 4/01/19		25	28,060
Orange SA:
3.88%, 1/14/21		50	63,899
5.63%, 1/23/34	GBP	25	44,096
Renault SA, 3.13%, 3/05/21	EUR	50	58,371
RTE Reseau de Transport d’Electricite SA, 2.75%, 6/20/29		100	118,714
Total Capital International SA, 3.75%, 4/10/24	USD	50	51,625
Total Capital SA, 3.13%, 9/16/22	EUR	50	62,358

			1,339,343
Germany — 0.9%
Bayer AG, 1.88%, 1/25/21		50	58,815
Deutsche Bank AG, London, 3.70%, 5/30/24	USD	50	49,638
FMS Wertmanagement AoeR, 0.13%, 4/16/20	EUR	100	111,885

Corporate Bonds	Par (000)		Value
Germany (continued)
KFW:
2.00%, 12/06/18	GBP	100	$155,171
2.75%, 4/16/20	AUD	100	70,431
2.13%, 1/17/23	USD	130	131,517
0.38%, 4/23/30	EUR	135	134,569
Landesbank Hessen-Thueringen Girozentrale, 1.00%, 6/26/18		100	114,816
Landwirtschaftliche Rentenbank:
1.50%, 12/23/19	GBP	50	76,086
1.88%, 4/17/23	USD	50	49,517

			952,445
Hong Kong — 0.1%
CITIC Ltd., 6.63%, 4/15/21		100	112,081
India — 0.2%
ICICI Bank Ltd., 5.75%, 11/16/20		100	111,387
ONGC Videsh Ltd., 2.75%, 7/15/21	EUR	100	112,079

			223,466
Indonesia — 0.2%
Pertamina Persero PT, 5.25%, 5/23/21	USD	200	197,755
Ireland — 0.2%
Bank of Ireland, 3.25%, 1/15/19	EUR	130	154,111
Israel — 0.1%
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	USD	100	101,214
Italy — 0.3%
Eni SpA, 4.00%, 6/29/20	EUR	50	63,434
Intesa Sanpaolo SpA, 1.13%, 3/04/22		190	200,153
UniCredit SpA, 3.38%, 10/31/17		50	59,598

			323,185
Japan — 0.1%
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.88%, 3/11/22		100	106,821
Jersey — 0.1%
Heathrow Funding Ltd., 6.25%, 9/10/18	GBP	50	83,493
Kazakhstan — 0.2%
KazMunayGas National Co. JSC, 9.13%, 7/02/18	USD	150	162,600
Luxembourg — 0.5%
European Financial Stability Facility:
1.13%, 11/30/17	EUR	160	183,520
1.38%, 6/07/21		100	118,804
2.35%, 7/29/44		20	25,742
Series 0000, 0.20%, 4/28/25		50	52,633

2	BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Corporate Bonds	Par (000)		Value
Luxembourg (continued)
Glencore Finance Europe SA, 1.25%, 3/17/21	EUR	100	$86,040

			466,739
Malaysia — 0.2%
Petronas Global Sukuk Ltd., 2.71%, 3/18/20	USD	200	199,017
Mexico — 0.7%
America Movil SAB de C.V.:
5.00%, 3/30/20		100	109,230
5.75%, 6/28/30	GBP	50	89,581
6.38%, 3/01/35	USD	50	56,645
Grupo Bimbo SAB de C.V., 4.50%, 1/25/22		100	103,350
Grupo Televisa SAB, 8.50%, 3/11/32		50	62,749
Petroleos Mexicanos:
1.88%, 4/21/22	EUR	100	96,822
4.88%, 1/18/24	USD	190	183,901

			702,278
Netherlands — 2.0%
ABN AMRO Bank NV, 2.88%, 6/30/25 (a)	EUR	100	112,622
Bank Nederlandse Gemeenten NV, 1.50%, 4/15/20		80	94,714
BAT Netherlands Finance BV, 4.88%, 2/24/21		75	100,228
Bharti Airtel International Netherlands BV, 3.38%, 5/20/21		100	116,768
BMW Finance NV, 3.25%, 1/14/19		50	59,984
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.55%, 8/30/29	GBP	50	85,864
Deutsche Bahn Finance BV, 3.50%, 6/10/20	EUR	70	89,246
Deutsche Telekom International Finance BV, 4.25%, 7/13/22		50	66,614
E.ON International Finance BV, 6.00%, 10/30/19	GBP	50	85,119
Embraer Netherlands Finance BV, 5.05%, 6/15/25	USD	50	46,263
Enel Finance International NV, 5.00%, 9/14/22	EUR	75	103,097
Gas Natural Fenosa Finance BV, 3.38% (a)(c)		200	187,763
Heineken NV, 3.40%, 4/01/22 (b)	USD	50	51,023
ING Bank NV, 2.00%, 8/28/20	EUR	100	121,108
Lukoil International Finance BV, 7.25%, 11/05/19	USD	100	105,530
LYB International Finance BV, 4.00%, 7/15/23		50	50,232

Corporate Bonds	Par (000)		Value
Netherlands (continued)
Rabobank Nederland, 5.50%, (a)(c)	CHF	50	$56,625
RWE Finance BV, 5.50%, 7/06/22	GBP	50	83,999
Shell International Finance BV:
4.38%, 5/14/18	EUR	50	61,723
1.88%, 9/15/25		155	172,881
Siemens Financieringsmaatschappij NV, 1.75%, 3/12/21		100	117,511
Volkswagen International Finance NV, 3.50% (a)(c)		50	40,785
Vonovia Finance BV, 2.13%, 7/09/22		50	56,260

			2,065,959
Norway — 0.2%
DNB Boligkreditt, 3.88%, 6/16/22		100	132,795
Statoil ASA, 1.95%, 11/08/18	USD	100	100,625

			233,420
Peru — 0.1%
Banco de Credito del Peru, 4.25%, 4/01/23		75	72,375
South Korea — 0.2%
Export-Import Bank of Korea, 1.75%, 2/27/18		200	199,091
Spain — 0.7%
Ayt Cedulas Cajas Global, Series 6, 4.00%, 3/24/21	EUR	100	130,223
Bankia SA, 1.13%, 8/05/22		100	112,342
BBVA Senior Finance SAU, 2.38%, 1/22/19		100	117,029
Iberdrola Finanzas SAU, 4.13%, 3/23/20		50	63,463
Programa Cedulas TDA Fondo de Titulizacion de Activos, Series A4, 4.13%, 4/10/21		100	131,095
Telefonica Emisiones SAU, 3.99%, 1/23/23		100	125,360

			679,512
Sweden — 0.8%
Investor AB, 4.88%, 11/18/21		50	68,454
Nordea Hypotek AB:
2.50%, 9/17/20 (b)	USD	265	266,891
Series 5529, 2.00%, 6/20/18	SEK	1,000	125,028
Skandinaviska Enskilda Banken AB, 0.75%, 6/16/22	EUR	100	112,244
Stadshypotek AB, 1.63%, 10/30/20		100	118,370

BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Corporate Bonds	Par (000)		Value
Sweden (continued)
Swedbank Hypotek AB, Series 187, 3.75%, 9/19/18	SEK	1,000	$131,356

			822,343
Switzerland — 0.2%
Credit Suisse, New York, 5.40%, 1/14/20	USD	100	110,852
UBS AG, 5.75%, 4/25/18		100	109,640

			220,492
Thailand — 0.1%
Bangkok Bank PCL, 4.80%, 10/18/20		100	108,941
Turkey — 0.1%
Turkiye Garanti Bankasi, 3.38%, 7/08/19	EUR	100	109,631
United Kingdom — 2.0%
Abbey National Treasury Services PLC, 4.00%, 3/13/24	USD	50	52,001
Abu Dhabi National Energy Co. PJSC, 2.50%, 1/12/18 (b)		200	199,826
Anglo American Capital PLC, 2.75%, 6/07/19	EUR	100	98,022
Aon PLC, 2.88%, 5/14/26		125	144,725
Aviva PLC, 5.90% (a)(c)	GBP	25	38,689
Barclays Bank PLC:
4.00%, 10/07/19	EUR	50	64,192
5.75%, 8/17/21	GBP	50	88,381
BP Capital Markets PLC, 3.06%, 3/17/22	USD	50	50,116
FCE Bank PLC, 1.13%, 2/10/22	EUR	100	105,025
HSBC Holdings PLC, 4.25%, 8/18/25	USD	200	197,079
Imperial Tobacco Finance PLC, 7.75%, 6/24/19	GBP	50	89,486
LCR Finance PLC, 4.50%, 12/07/28		20	37,425
Lloyds Bank PLC, 1.75%, 3/16/18	USD	200	200,066
National Grid Electricity Transmission PLC, 6.50%, 7/27/28	GBP	50	101,508
Nationwide Building Society, 0.38%, 7/30/20	EUR	100	111,381
Network Rail Infrastructure Finance PLC, 1.00%, 12/07/17	GBP	100	151,584
Prudential PLC, 6.13%, 12/19/31		25	43,315
Royal Bank of Scotland Group PLC, 1.88%, 3/31/17	USD	100	99,754
Standard Chartered Bank, 5.38% (a)(c)	GBP	50	75,637
THFC Funding No 1 PLC, 5.13%, 12/21/37		25	44,113

Corporate Bonds	Par (000)		Value
United Kingdom (continued)
Vodafone Group PLC, 2.50%, 9/26/22	USD	75	$69,550

			2,061,875
United States — 7.9%
21st Century Fox America, Inc., 6.20%, 12/15/34		50	57,141
3M Co., 2.00%, 6/26/22		50	48,699
AbbVie, Inc., 4.70%, 5/14/45		50	48,512
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 3/15/24		50	44,763
AEGON Funding Co. LLC, 5.75%, 12/15/20		50	56,819
Aetna, Inc., 3.50%, 11/15/24		50	49,738
Altria Group, Inc., 2.85%, 8/09/22		50	48,851
American Express Credit Corp., 1.80%, 7/31/18		100	99,968
American International Group, Inc., 3.75%, 7/10/25		100	101,553
Amgen, Inc., 5.15%, 11/15/41		50	51,387
Anadarko Petroleum Corp., 3.45%, 7/15/24		50	48,486
Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43		50	44,083
Apache Corp., 2.63%, 1/15/23		50	46,115
Apple, Inc.:
2.10%, 5/06/19		75	76,161
3.85%, 5/04/43		25	22,800
Assured Guaranty US Holdings, Inc., 5.00%, 7/01/24		25	26,000
AT&T, Inc.:
1.45%, 6/01/22	EUR	100	109,818
3.40%, 5/15/25	USD	50	47,725
4.80%, 6/15/44		50	46,225
Bank of America Corp.:
2.00%, 1/11/18		100	100,370
4.00%, 4/01/24		50	51,465
3.88%, 8/01/25		50	50,695
Series L, 3.95%, 4/21/25		50	48,642
Becton Dickinson and Co., 3.25%, 11/12/20		50	51,175
Berkshire Hathaway Energy Co., 3.50%, 2/01/25		100	100,560
Berkshire Hathaway, Inc., 3.00%, 2/11/23		50	50,525
Biogen, Inc., 4.05%, 9/15/25		50	50,509
Burlington Northern Santa Fe LLC, 3.40%, 9/01/24		75	75,106
Caterpillar Financial Services Corp., 3.75%, 11/24/23		75	77,027
CCO Safari II LLC, 4.91%, 7/23/25 (b)		75	74,640
Celgene Corp., 3.63%, 5/15/24		50	49,783

4	BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Corporate Bonds	Par (000)		Value
United States (continued)
Chevron Corp., 1.72%, 6/24/18	USD	50	$50,388
Cisco Systems, Inc., 2.45%, 6/15/20		100	101,528
Citigroup, Inc.:
2.50%, 9/26/18		100	101,328
4.40%, 6/10/25		100	100,574
5.15%, 5/21/26	GBP	25	43,814
Coca-Cola Co., 2.45%, 11/01/20	USD	50	50,853
Comcast Corp.:
5.70%, 5/15/18		75	82,989
4.60%, 8/15/45		50	51,110
Commonwealth Edison Co., 3.80%, 10/01/42		35	32,881
ConocoPhillips Co., 3.35%, 5/15/25		75	73,085
Consolidated Edison Co. of New York, Inc., Series 06-B, 6.20%, 6/15/36		25	31,392
CSX Corp., 3.70%, 11/01/23		50	51,859
Daimler Finance North America LLC, 2.38%, 8/01/18 (b)		150	150,217
Devon Energy Corp., 4.00%, 7/15/21		50	51,297
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.95%, 1/15/25		75	73,562
Dominion Resources, Inc., 3.63%, 12/01/24		75	74,971
Dow Chemical Co., 3.50%, 10/01/24		50	47,746
Duke Energy Carolinas LLC, 3.75%, 6/01/45		50	47,320
Energy Transfer Partners LP, 4.90%, 3/15/35		50	40,388
Enterprise Products Operating LLC, 3.70%, 2/15/26		75	70,871
Forest Laboratories, Inc., 5.00%, 12/15/21 (b)		100	108,478
Freeport-McMoRan, Inc., 4.55%, 11/14/24		50	37,250
General Electric Capital Corp.:
2.30%, 4/27/17		100	102,046
5.30%, 2/11/21		150	172,546
5.38%, 12/18/40	GBP	25	48,679
General Electric Co., 3.38%, 3/11/24	USD	50	51,785
General Motors Financial Co., Inc., 3.50%, 7/10/19		75	75,776
Gilead Sciences, Inc., 3.70%, 4/01/24		50	51,163
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23		75	74,108

Corporate Bonds	Par (000)		Value
United States (continued)
Goldman Sachs Group, Inc.:
2.00%, 7/27/23	EUR	95	$106,137
6.45%, 5/01/36	USD	25	29,185
HCP, Inc., 3.88%, 8/15/24		50	48,917
Health Care REIT, Inc., 4.00%, 6/01/25		50	49,985
Home Depot, Inc., 5.88%, 12/16/36		50	61,454
Intel Corp., 3.70%, 7/29/25		75	76,947
International Business Machines Corp., 3.38%, 8/01/23		100	101,848
International Paper Co., 3.80%, 1/15/26		50	49,262
Jefferies Group LLC, 6.50%, 1/20/43		25	23,734
John Deere Capital Corp., 3.15%, 10/15/21		50	51,439
JPMorgan Chase & Co., 3.63%, 5/13/24		185	187,569
Kinder Morgan, Inc., 5.05%, 2/15/46		50	39,672
Kraft Heinz Co., 3.95%, 7/15/25 (b)		50	51,159
Lockheed Martin Corp., 3.60%, 3/01/35		50	45,884
Lowe’s Cos., Inc., 3.38%, 9/15/25		50	50,517
McDonald’s Corp., 3.70%, 2/15/42		50	43,299
Medtronic, Inc., 2.75%, 4/01/23		100	98,186
Merck & Co., Inc., 2.75%, 2/10/25		50	48,667
MetLife, Inc., 10.75%, 8/01/39		25	39,000
Microsoft Corp., 5.20%, 6/01/39		50	57,249
Mondelez International, Inc., 7.25%, 7/18/18	GBP	50	86,104
Morgan Stanley:
1.88%, 1/05/18	USD	100	100,258
7.30%, 5/13/19		100	116,763
3.95%, 4/23/27		50	48,154
Nationwide Financial Services, Inc., 5.38%, 3/25/21 (b)		50	55,780
New York Life Global Funding, 1.95%, 2/11/20 (b)		50	49,760
Norfolk Southern Corp., 4.80%, 8/15/43		25	25,296
Novartis Capital Corp., 3.40%, 5/06/24		50	51,753
Oracle Corp.:
2.38%, 1/15/19		50	50,964
4.13%, 5/15/45		50	47,179
Pacific Gas & Electric Co., 3.75%, 2/15/24		50	51,550
Pemex Project Funding Master Trust, 6.63%, 6/15/35		150	140,625
PepsiCo, Inc., 3.60%, 3/01/24		50	51,926

BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Corporate Bonds	Par (000)		Value
United States (continued)
Pfizer, Inc., 3.40%, 5/15/24	USD	50	$50,984
Philip Morris International, Inc., 3.25%, 11/10/24		75	74,910
Plains All American Pipeline LP/ PAA Finance Corp., 4.65%, 10/15/25		50	50,185
Protective Life Corp., 8.45%, 10/15/39		25	33,203
Prudential Financial, Inc., 5.38%, 5/15/45 (a)		25	24,813
QUALCOMM, Inc., 3.45%, 5/20/25		50	47,214
QVC, Inc., 4.85%, 4/01/24		50	48,446
Reynolds American, Inc., 5.85%, 8/15/45		50	55,629
Roche Holdings, Inc., 6.50%, 3/04/21	EUR	50	72,599
Simon Property Group LP, 3.50%, 9/01/25	USD	50	50,069
Southern California Edison Co., 4.65%, 10/01/43		25	27,002
Southern Co., 2.75%, 6/15/20		75	74,769
Southern Copper Corp., 5.88%, 4/23/45		60	48,711
State Street Corp., 3.55%, 8/18/25		50	51,012
Sysco Corp., 3.75%, 10/01/25		50	50,526
Procter & Gamble Co., 2.30%, 2/06/22		50	50,142
TIAA Asset Management Finance Co. LLC, 4.13%, 11/01/24 (b)		50	50,969
Time Warner Cable, Inc.:
8.25%, 4/01/19		50	58,264
4.50%, 9/15/42		50	39,531
Time Warner, Inc., 7.70%, 5/01/32		50	64,928
Travelers Cos., Inc., 3.90%, 11/01/20		50	54,081
Union Pacific Corp., 3.25%, 1/15/25		50	50,628
United Parcel Service, Inc., 2.45%, 10/01/22		50	49,077
United Technologies Corp., 4.50%, 6/01/42		50	50,915
UnitedHealth Group, Inc., 3.75%, 7/15/25		100	103,364
Verizon Communications, Inc.:
4.15%, 3/15/24		125	129,298
4.40%, 11/01/34		50	46,523
4.52%, 9/15/48		50	43,939
Viacom, Inc., 5.85%, 9/01/43		25	23,144
Wal-Mart Stores, Inc.:
1.13%, 4/11/18		100	99,923
5.25%, 9/01/35		50	57,759

Corporate Bonds	Par (000)		Value
United States (continued)
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	USD	50	$49,733
WellPoint, Inc., 3.13%, 5/15/22		50	49,490
Wells Fargo & Co., 4.48%, 1/16/24		150	157,468

			8,030,815
Total Corporate Bonds — 23.9%			24,253,617

Foreign Agency Obligations
Australia — 0.8%
Australia Government Bond:
5.50%, 1/21/18	AUD	240	182,401
5.75%, 7/15/22		120	102,078
4.75%, 4/21/27		250	209,665
New South Wales Treasury Corp., 4.00%, 4/20/23		100	76,158
Queensland Treasury Corp., 4.75%, 7/21/25 (b)		100	79,500
Treasury Corp. of Victoria, 6.00%, 6/15/20		120	98,129
Western Australian Treasury Corp., 2.50%, 7/22/20		100	70,141

			818,072
Austria — 0.7%
Austria Government Bond (b):
1.15%, 10/19/18	EUR	230	267,111
3.90%, 7/15/20		120	158,678
1.75%, 10/20/23		160	195,535
4.15%, 3/15/37		40	66,633

			687,957
Belgium — 1.0%
Belgium Government Bond, 2.60%, 6/22/24 (b)		680	880,037
European Union:
0.25%, 7/04/20		80	89,895
2.88%, 4/04/28		40	54,135

			1,024,067
Brazil — 1.3%
Brazil Letras do Tesouro Nacional, 0.00%, 1/01/19 (d)	BRL	5,000	775,503
Brazil Notas do Tesouro Nacional, 10.00%, 1/01/25		1,500	286,347
Brazilian Government International Bond, 4.25%, 1/07/25	USD	300	262,500

			1,324,350

6	BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Foreign Agency Obligations	Par (000)		Value
Bulgaria — 0.1%
Bulgaria Government International Bond, 2.00%, 3/26/22	EUR	100	$110,064
Canada — 1.7%
Canada Housing Trust No. 1, 2.65%, 3/15/22 (b)	CAD	210	167,802
Canadian Government Bond:
1.25%, 3/01/18		440	335,416
5.75%, 6/01/33		170	197,029
4.00%, 6/01/41		80	80,659
Hydro-Quebec, 5.00%, 2/15/50		50	49,652
Province of Alberta Canada, 2.00%, 6/01/19		150	115,577
Province of British Columbia Canada, 2.80%, 6/18/48		50	34,134
Province of New Brunswick Canada, 3.65%, 6/03/24		70	57,542
Province of Ontario Canada:
1.88%, 5/21/20	USD	70	70,431
2.60%, 6/02/25	CAD	250	189,680
2.90%, 12/02/46		150	103,273
Province of Quebec Canada:
3.75%, 9/01/24		350	291,503
2.88%, 10/16/24	USD	50	51,194
Province of Saskatchewan Canada, 2.75%, 12/02/46	CAD	20	13,335

			1,757,227
Cayman Islands — 0.1%
IPIC GMTN Ltd., 5.88%, 3/14/21	EUR	100	136,323
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	USD	100	103,500
Colombia — 0.5%
Colombia Government International Bond, 5.63%, 2/26/44		200	187,000
Colombian TES:
10.00%, 7/24/24	COP	480,000	173,876
6.00%, 4/28/28		390,000	102,151

			463,027
Czech Republic — 0.4%
Czech Republic Government Bond:
4.60%, 8/18/18	CZK	1,000	46,657
1.50%, 10/29/19		3,500	152,679
5.70%, 5/25/24		2,800	166,568
Czech Republic International, 3.88%, 5/24/22	EUR	50	67,463

			433,367

Foreign Agency Obligations	Par (000)		Value
Denmark — 0.3%
Denmark Government Bond:
4.00%, 11/15/19	DKK	700	$121,414
1.50%, 11/15/23		500	80,358
4.50%, 11/15/39		270	66,335

			268,107
Europe — 0.6%
European Investment Bank:
1.75%, 6/17/19	USD	200	203,149
0.13%, 6/15/20	EUR	130	145,260
2.13%, 1/15/24		120	150,655
1.00%, 3/14/31		70	75,142
3.88%, 6/08/37	GBP	40	72,071

			646,277
Finland — 0.2%
Finland Government Bond (b):
3.50%, 4/15/21	EUR	100	132,031
2.75%, 7/04/28		50	67,102

			199,133
France — 3.4%
Caisse d’Amortissement de la Dette Sociale:
1.25%, 3/12/18 (b)	USD	100	100,469
4.00%, 10/25/19	EUR	100	129,346
2.38%, 1/25/24		50	63,328
Caisse de Refinancement de l’Habitat SA, 2.50%, 3/29/21	CHF	100	118,088
Caisse Francaise de Financement Local, 4.25%, 2/07/19	EUR	100	127,300
France Government Bond OAT:
0.00%, 2/25/18		360	403,511
0.00%, 5/25/20		400	444,010
2.25%, 10/25/22		500	627,517
3.50%, 4/25/26		650	907,459
4.00%, 10/25/38		100	159,471
3.25%, 5/25/45		95	138,825
4.00%, 4/25/60		50	87,406
SNCF Reseau, 5.00%, 10/10/33		40	67,057
UNEDIC, 2.13%, 6/01/18		100	118,033

			3,491,820
Germany — 1.4%
Bundesrepublik Deutschland:
3.50%, 7/04/19		330	419,251
4.75%, 7/04/34		200	361,255
4.25%, 7/04/39		230	416,205
2.50%, 8/15/46		75	108,478
State of North Rhine-Westphalia, 1.00%, 1/16/25		60	67,968

			1,373,157

BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Foreign Agency Obligations	Par (000)		Value
Greece — 0.1%
Hellenic Republic Government Bond, 4.75%, 4/17/19 (b)	EUR	140	$136,171
Hungary — 0.3%
Hungary Government Bond:
3.50%, 6/24/20	HUF	40,000	149,995
3.00%, 6/26/24		30,000	103,822

			253,817
Indonesia — 1.0%
Indonesia Government International Bond:
3.38%, 4/15/23	USD	350	318,937
3.38%, 7/30/25	EUR	100	102,938
Indonesia Treasury Bond:
7.88%, 4/15/19	IDR	2,000,000	129,642
8.38%, 3/15/24		2,500,000	157,710
9.00%, 3/15/29		3,000,000	192,305
8.38%, 3/15/34		1,800,000	106,539

			1,008,071
Ireland — 0.1%
Ireland Government Bond:
3.40%, 3/18/24	EUR	70	92,962
2.40%, 5/15/30		30	36,320

			129,282
Israel — 0.5%
Israel Government Bond — Fixed:
2.25%, 5/31/19	ILS	850	230,757
3.75%, 3/31/24		500	147,912
5.50%, 1/31/42		100	36,248
Israel Government International Bond, 5.13%, 3/26/19	USD	100	111,440

			526,357
Italy — 3.5%
Cassa Depositi e Prestiti SpA, 1.00%, 1/26/18	EUR	100	112,794
Italy Buoni Poliennali Del Tesoro:
2.55%, 10/22/16		653	744,529
2.25%, 4/22/17		191	218,942
3.50%, 12/01/18		335	411,095
0.70%, 5/01/20		425	473,864
4.50%, 5/01/23		170	231,653
5.00%, 3/01/25 (b)		430	617,767
5.25%, 11/01/29		150	230,113
1.65%, 3/01/32 (b)		150	154,600
4.00%, 2/01/37		130	178,375
4.75%, 9/01/44 (b)		100	155,106

			3,528,838

Foreign Agency Obligations	Par (000)		Value
Japan — 13.5%
Japan Finance Organization for Municipalities, 1.50%, 9/12/17	USD	200	$201,166
Japan Government Bond, 0.10%, 3/15/17	JPY	100,000	834,568
Japan Government Five Year Bond:
0.20%, 9/20/17		170,000	1,422,096
0.20%, 9/20/18		230,000	1,927,387
0.10%, 6/20/20		260,000	2,171,352
Japan Government Forty Year Bond, 1.70%, 3/20/54		18,000	158,677
Japan Government Ten Year Bond:
0.80%, 9/20/22		190,000	1,659,089
0.40%, 3/20/25		180,000	1,513,537
0.40%, 6/20/25		45,000	377,683
Japan Government Thirty Year Bond:
2.00%, 9/20/40		47,000	450,086
1.70%, 9/20/44		58,550	526,142
Japan Government Twenty Year Bond:
1.90%, 9/20/30		123,000	1,195,868
1.50%, 6/20/34		50,550	454,581
1.40%, 9/20/34		91,050	804,669
1.30%, 6/20/35		5,000	43,071

			13,739,972
Kazakhstan — 0.2%
Kazakhstan Government International Bond, 5.13%, 7/21/25	USD	200	192,540
Luxembourg — 0.1%
European Stability Mechanism, Series 43, 0.88%, 10/15/19	EUR	100	115,223
Malaysia — 1.0%
Malaysia Government Bond:
3.31%, 10/31/17	MYR	1,700	386,176
3.96%, 9/15/25		300	67,116
4.50%, 4/15/30		600	134,415
Malaysia Government Investment Issue:
3.58%, 5/15/20		1,000	222,347
4.44%, 5/22/24		700	158,861

			968,915
Mexico — 1.8%
Mexican Bonos:
4.75%, 6/14/18	MXN	5,000	296,864
8.00%, 6/11/20		3,500	230,931
10.00%, 12/05/24		6,640	500,336
8.50%, 11/18/38		3,500	245,558
Mexico Government International Bond:
3.50%, 1/21/21	USD	150	152,625

8	BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Foreign Agency Obligations	Par (000)		Value
Mexico (continued)
Mexico Government International Bond (continued):
4.00%, 10/02/23	USD	150	$152,775
1.63%, 3/06/24	EUR	100	103,695
4.60%, 1/23/46	USD	200	178,000

			1,860,784
Netherlands — 0.8%
Netherlands Government Bond:
1.25%, 1/15/19 (b)	EUR	300	350,133
3.75%, 1/15/23		110	152,462
0.25%, 7/15/25 (b)		80	84,941
2.50%, 1/15/33 (b)		60	80,368
3.75%, 1/15/42 (b)		50	85,271

			753,175
New Zealand — 0.1%
New Zealand Government Bond, 6.00%, 5/15/21	NZD	140	104,376
Nigeria — 0.1%
Nigeria Government Bond, 14.20%, 3/14/24	NGN	30,000	143,255
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23 (b)	NOK	600	74,105
Panama — 0.2%
Panama Government International Bond:
5.20%, 1/30/20	USD	150	161,813
6.70%, 1/26/36		50	59,500

			221,313
Peru — 0.2%
Peru Government Bond, 6.95%, 8/12/31	PEN	330	94,089
Peruvian Government International Bond, 8.75%, 11/21/33	USD	80	112,800

			206,889
Philippines — 0.8%
Philippine Government Bond:
3.50%, 3/20/21	PHP	16,000	341,643
3.63%, 3/21/33		8,500	168,282
Philippine Government International Bond:
4.00%, 1/15/21	USD	130	139,746
6.38%, 10/23/34		100	130,722

			780,393

Foreign Agency Obligations	Par (000)		Value
Poland — 1.2%
Poland Government International Bond:
1.63%, 1/15/19	EUR	440	$512,551
4.20%, 4/15/20		60	78,307
4.50%, 1/18/22		220	299,627
3.00%, 3/17/23	USD	100	99,816
5.25%, 1/20/25	EUR	170	252,399

			1,242,700
Portugal — 1.5%
Portugal Obrigacoes do Tesouro OT (b):
3.85%, 4/15/21		240	301,904
3.88%, 2/15/30		160	198,876
4.10%, 2/15/45		800	1,007,544

			1,508,324
Romania — 0.4%
Romania Government Bond, 5.75%, 4/29/20	RON	600	171,819
Romanian Government International Bond:
4.63%, 9/18/20	EUR	80	102,899
6.75%, 2/07/22	USD	100	118,000

			392,718
Russia — 0.2%
Russian Federal Bond — OFZ, 7.60%, 4/14/21	RUB	18,000	237,612
Singapore — 0.1%
Singapore Government Bond, 2.75%, 7/01/23	SGD	160	114,964
Slovenia — 1.3%
Slovenia Government Bond:
2.13%, 7/28/25	EUR	362	414,813
5.13%, 3/30/26		30	43,584
Slovenia Government International Bond:
4.13%, 2/18/19 (b)	USD	200	211,000
5.85%, 5/10/23		310	354,200
5.25%, 2/18/24		300	330,000

			1,353,597
South Africa — 0.9%
South Africa Government Bond:
8.00%, 12/21/18	ZAR	1,800	131,248
10.50%, 12/21/26		4,491	371,478
8.88%, 2/28/35		1,500	106,541
8.75%, 2/28/48		1,400	97,384

BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015	9

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Foreign Agency Obligations	Par (000)		Value
South Africa (continued)
South Africa Government International Bond, 5.50%, 3/09/20	USD	150	$159,443

			866,094
South Korea — 0.9%
Korea Treasury Bond:
2.75%, 6/10/17	KRW	210,000	180,674
2.75%, 9/10/19		400,000	351,395
3.38%, 9/10/23		230,000	213,770
4.00%, 12/10/31		140,000	147,035
3.00%, 12/10/42		60,000	57,879

			950,753
Spain — 3.3%
FADE — Fondo de Amortizacion del Deficit Electrico, 1.88%, 9/17/17	EUR	100	115,033
Instituto de Credito Oficial, 4.88%, 7/30/17		100	120,948
Spain Government Bond:
0.25%, 4/30/18		270	300,822
4.00%, 4/30/20 (b)		150	191,402
3.80%, 4/30/24 (b)		780	1,012,975
1.60%, 4/30/25 (b)		395	432,925
1.95%, 7/30/30 (b)		775	817,024
5.75%, 7/30/32		110	176,880
4.90%, 7/30/40 (b)		50	75,209
5.15%, 10/31/44 (b)		50	78,938

			3,322,156
Supranational — 0.4%
Asian Development Bank, 0.75%, 7/28/17	USD	200	200,003
Inter-American Development Bank, 1.88%, 6/16/20		100	101,821
International Bank for Reconstruction & Development, 1.88%, 10/07/19		130	133,021

			434,845
Sweden — 0.4%
Kommuninvest I Sverige AB, 1.00%, 1/29/18 (b)		200	200,058
Sweden Government Bond, 3.50%, 6/01/22	SEK	1,100	158,909

			358,967
Thailand — 0.9%
Thailand Government Bond:
5.13%, 3/13/18	THB	10,000	298,224
3.65%, 12/17/21		7,000	204,905
3.85%, 12/12/25		4,000	120,247

Foreign Agency Obligations	Par (000)		Value
Thailand (continued)
Thailand Government Bond (continued):
4.26%, 12/12/37	THB	9,000	$268,497

			891,873
Turkey — 1.2%
Hazine Mustesarligi Varlik Kiralama, 2.80%, 3/26/18	USD	200	197,352
Turkey Government Bond:
8.30%, 6/20/18	TRY	700	216,339
9.50%, 1/12/22		500	154,527
8.00%, 3/12/25		500	138,786
Turkey Government International Bond:
5.88%, 4/02/19	EUR	70	86,857
5.13%, 3/25/22	USD	200	202,238
4.25%, 4/14/26		200	181,750

			1,177,849
United Kingdom — 3.3%
Transport for London, 1.25%, 11/21/17	GBP	100	151,319
United Kingdom Gilt:
1.75%, 7/22/19		300	466,336
1.75%, 9/07/22		200	308,098
5.00%, 3/07/25		330	645,580
4.75%, 12/07/30		150	304,304
4.50%, 9/07/34		160	322,818
4.25%, 9/07/39		150	301,253
3.25%, 1/22/44		195	341,356
3.50%, 1/22/45		100	182,961
4.25%, 12/07/55		100	224,447
3.50%, 7/22/68		60	120,689

			3,369,161
Uruguay — 0.2%
Uruguay Government International Bond:
8.00%, 11/18/22	USD	100	123,750
5.10%, 6/18/50		50	43,875

			167,625
Total Foreign Agency Obligations — 53.2%			53,969,162

Municipal Bonds
United States — 0.7%
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)		180	190,058

10	BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Municipal Bonds	Par (000)		Value
United States (continued)
City of New York New York Water & Sewer System, Refunding RB, 5.00%, 6/15/47	USD	160	$178,893
County of Miami-Dade Florida Aviation, Refunding RB, AMT, Series A, 5.00%, 10/01/38		280	280,034
Port Authority of New York & New Jersey, RB, Consolidated, 168th Series, 4.93%, 10/01/51		20	21,550
University of California, RB, Series AQ, 4.77%, 5/15/15		21	19,752
Total Municipal Bonds — 0.7%			690,287

Non-Agency Mortgage-Backed Securities
France — 0.0%
Magellan Mortgages No4 PLC, Series 4, Class A, 0.26%, 7/20/59 (a)	EUR	33	31,260
Ireland — 0.4%
German Residential Funding Ltd. (a):
Series 2013-1, Class D, 3.47%, 8/27/24		140	159,374
Series 2013-2, Class E, 3.72%, 11/27/24		113	127,283
Talisman-6 Finance PLC, Series 6, Class A, 0.16%, 10/22/16 (a)		1	1,028
Taurus Ltd., Series 2015-DE2, Class A, 0.88%, 2/01/26 (a)		99	109,538

			397,223
United Kingdom — 1.5%
Auburn Securities 5 PLC, Series 5, Class A2, 0.83%, 12/01/41 (a)	GBP	23	33,453
Canary Wharf Finance II PLC, Series II, Class D2, 2.68%, 10/22/37 (a)		50	69,586
Eddystone Finance PLC, Series 2006-1, Class A1B, 0.46%, 4/19/21 (a)	EUR	268	287,263
Logistics UK 2015 PLC, Series 2015-1X (a):
Class A, 1.84%, 8/20/25	GBP	100	150,670
Class E, 3.99%, 8/20/25		100	148,296
Morpheus European Loan Conduit No 19 PLC, Series 19X, Class C, 1.26%, 11/01/29 (a)		11	16,667
Taurus PLC, Series 2013-GMF1 (a):
Class A, 1.02%, 5/21/24	EUR	607	680,403

Non-Agency Mortgage-Backed Securities	Par (000)		Value
United Kingdom (continued)
Taurus PLC, Series 2013-GMF1 (a) (continued):
Class D, 2.72%, 5/21/24	EUR	131	$146,734

			1,533,072
Total Non-Agency Mortgage-Backed Securities — 1.9%			1,961,555

U.S. Government Sponsored Agency Securities
Bahrain — 0.2%
CBB International Sukuk Co SPC, 6.27%, 11/22/18	USD	200	220,250
Canada — 0.1%
Province of Manitoba Canada, 1.60%, 9/05/20	CAD	100	75,148
Qatar — 0.2%
SoQ Sukuk AQSC, 3.24%, 1/18/23	USD	250	260,750
United States — 15.8%
Fannie Mae, 1.63%, 1/21/20		350	353,608
Fannie Mae Mortgage-Backed Securities (e):
2.50%, 10/01/30 — 11/01/30		430	438,208
3.00%, 10/01/30 — 10/01/45		1,110	1,133,562
3.50%, 10/01/30 — 11/01/45		2,130	2,221,967
4.00%, 10/01/30 — 11/01/45		1,820	1,936,901
4.50%, 10/01/45 — 11/01/45		840	910,180
5.00%, 10/01/45		220	242,400
5.50%, 10/01/45 — 11/01/45		300	334,977
6.00%, 10/01/45 — 11/01/45		260	293,288
Federal Home Loan Bank:
2.00%, 9/14/18		300	308,456
5.50%, 11/12/45 (e)		90	99,752
6.00%, 10/14/45 (e)		70	78,766
Federal National Loan Mortgage Corp., 3.00%, 11/01/45 (e)		800	809,062
Freddie Mac, 1.25%, 10/02/19		300	299,392
Freddie Mac Mortgage-Backed Securities (e):
2.50%, 10/01/30		240	244,660
3.00%, 10/01/30 — 10/01/45		650	662,678
3.50%, 10/01/30 — 10/01/45		690	719,180
4.00%, 10/01/30 — 11/01/45		1,050	1,115,017
4.50%, 10/01/45		250	270,547
5.00%, 10/01/45		150	164,320
5.50%, 10/01/45		90	99,780
Ginnie Mae Mortgage-Backed Securities (e):
3.00%, 10/01/45		560	571,458

BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015	11

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

U.S. Government Sponsored Agency Securities	Par (000)			Value
United States (continued)
Ginnie Mae Mortgage-Backed Securities (e) (continued):
3.50%, 10/01/45	USD	840		$880,022
4.00%, 10/01/45-11/01/45		1,000		1,064,863
4.50%, 10/01/45		360		387,937
5.00%, 10/01/45		180		197,803
5.50%, 10/01/45		70		78,276
6.00%, 10/01/45		40		44,848
Tennessee Valley Authority, 2.88%, 9/15/24		60		61,266

				16,023,174
Total U.S. Government Sponsored Agency Securities — 16.3%				16,579,322

Warrants — 0.0%	Shares
Venezuela — 0.0%
Republic of Venezuela Oil Obligations (Expires 4/15/20)		3,000		18,750

U.S. Treasury Obligations	Par (000)
United States — 6.0%
U.S. Treasury Bonds:
6.25%, 5/15/30	USD	270		401,154
4.38%, 5/15/40		200		256,682
3.75%, 8/15/41		1,220		1,431,975
2.50%, 2/15/45		600		552,360
2.88%, 8/15/45		180		179,911
U.S. Treasury Notes:
1.50%, 8/31/18		870		884,749
1.63%, 7/31/20		2,200		2,226,871
4.50%, 2/15/36		140		183,571
Total U.S. Treasury Obligations — 6.0%				6,117,273

Other Interests (f)		Beneficial Interest (000)
United States — 0.3%
Adelphia Preferred Escrow, 0.00%		575		6
Stanley Martin, Class B Membership Units, (acquired 12/09/09, cost $240,152), 0.00%		—	(g)	$346,250
Total Other Interests — 0.3%				346,256

			Value
Total Long-Term Investments (Cost — $104,754,106) — 102.7%			$104,311,136

Short-Term Securities — 3.9%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (h)(i)		3,915,185	3,915,185

Total Short-Term Securities (Cost — $3,915,185) — 3.9%			3,915,185
Total Investments Before TBA Sale Commitments (Cost — $108,669,291) — 106.6%			108,226,321

TBA Sale Commitments (e)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/19/30	USD	100	(101,947)
3.00%, 10/14/45		800	(810,750)
3.50%, 10/14/45		980	(1,022,293)
4.00%, 10/14/45		840	(896,011)
4.50%, 10/14/45		420	(455,286)
5.50%, 10/14/45		150	(167,546)
6.00%, 10/14/45		130	(146,690)
Freddie Mac Mortgage-Backed Securities:
4.00%, 10/14/45		480	(510,962)
5.50%, 10/14/45		90	(99,780)
Ginnie Mae Mortgage-Backed Securities, 4.00%, 10/21/45		450	(479,435)
Total TBA Sale Commitments (Proceeds — $4,679,449) — 4.6%			(4,690,700)
Total Investments, Net of TBA Sale Commitments (Cost — $103,989,842*) — 102.0%			103,535,621
Liabilities in Excess of Other Assets — (2.0)%			(2,017,398)

Net Assets —100.0%			$101,518,223

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$108,819,207

Gross unrealized appreciation	$1,136,444
Gross unrealized depreciation	(1,729,330)

Net unrealized depreciation	$(592,886)

12	BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Zero-coupon bond.

(e)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$639,236	$3,085
Bank of America Securities LLC	$1,001,294	$3,079
Citigroup Global Markets, Inc.	$800,305	$5,991
Credit Suisse Securities (USA) LLC	$1,539,764	$7,004
Deutsche Bank Securities, Inc.	$218,679	$1,329
Goldman Sachs & Co.	$4,182,072	$25,706
JPMorgan Securities LLC	$971,350	$5,522
Morgan Stanley & Co. LLC	$709,876	$591
Nomura Securities International, Inc.	$(203)	$10
SG Americas (SGCI)	$(80)	$2
Wells Fargo Securities LLC	$247,458	$238

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Amount is less than $500.

(h)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,226,736	(1,311,551)	3,915,185	$2,093

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

ABS	Asset-Backed Security
AMT	Alternative Minimum Tax (subject to)
AUD	Australian Dollar
BRL	Brazilian Real
BUBOR	Budapest Interbank Offered Rate
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
HUF	Hungarian Forint
IDR	Indonesian Rupiah

BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015	13

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

INR	Indian Rupee
JPY	Japanese Yen
JSC	Joint Stock Company
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NYSE	New York Stock Exchange
NZD	New Zealand Dollar
PCL	Public Company Limited
PLN	Polish Zloty
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(5)	German Euro BOBL Futures	December 2015	USD	720,834	$(2,738)
(6)	German Euro BTP Futures	December 2015	USD	913,742	(3,816)
(3)	German Euro Bund Futures	December 2015	USD	523,580	(3,422)
(1)	German Euro Buxl Futures	December 2015	USD	174,024	(4,559)
11	German Euro Schatz Futures	December 2015	USD	1,368,647	492
(1)	10-Year Japanese Government Treasury Bonds	December 2015	USD	1,235,027	(2,918)
30	3-Year Australian Treasury Bonds	December 2015	USD	2,364,171	3,319
(11)	10-Year U.S. Treasury Note	December 2015	USD	1,416,078	(10,824)
(3)	Long Gilt Future	December 2015	USD	540,324	(8,532)
37	2-Year U.S. Treasury Note	December 2015	USD	8,104,156	16,766
(3)	5-Year U.S. Treasury Note	December 2015	USD	361,547	(2,936)
(38)	90-Day Sterling Future	December 2016	USD	7,118,734	(17,605)
Total					$(36,773)

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	240,000	USD	267,515	Deutsche Bank AG	10/05/15	$673
EUR	7,040,000	USD	7,858,752	Deutsche Bank AG	10/05/15	8,073
EUR	240,000	USD	270,511	Goldman Sachs International	10/05/15	(2,324)
JPY	896,427,000	USD	7,422,689	Barclays Bank PLC	10/05/15	49,956
JPY	20,300,000	USD	169,290	Deutsche Bank AG	10/05/15	(69)
USD	113,140	EUR	100,000	Citibank N.A.	10/05/15	1,395
USD	479,935	EUR	430,000	Deutsche Bank AG	10/05/15	(567)
USD	7,835,322	EUR	6,990,000	State Street Bank and Trust Co.	10/05/15	24,369
USD	102,250	JPY	12,350,000	Citibank N.A.	10/05/15	(700)

14	BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Forward Foreign Currency Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	214,175	JPY	25,550,000	Deutsche Bank AG	10/05/15	$1,189
USD	50,044	JPY	6,030,000	JPMorgan Chase Bank N.A.	10/05/15	(222)
USD	660,507	JPY	80,000,000	State Street Bank and Trust Co.	10/05/15	(6,375)
USD	7,206,565	JPY	872,960,000	State Street Bank and Trust Co.	10/05/15	(70,458)
AUD	1,937,000	USD	1,420,504	HSBC Bank USA N.A.	10/20/15	(62,266)
AUD	550,000	USD	388,989	State Street Bank and Trust Co.	10/20/15	(3,325)
CAD	2,177,000	USD	1,665,766	Deutsche Bank AG	10/20/15	(34,605)
CAD	1,470,000	USD	1,129,820	Royal Bank of Scotland PLC	10/20/15	(28,393)
CAD	1,000,000	USD	751,655	State Street Bank and Trust Co.	10/20/15	(2,385)
CHF	390,000	USD	404,059	State Street Bank and Trust Co.	10/20/15	(3,658)
CLP	30,450,000	USD	43,788	Credit Suisse Securities (USA) LLC	10/20/15	(112)
COP	1,141,110,000	USD	368,695	Credit Suisse Securities (USA) LLC	10/20/15	120
CZK	5,114,000	USD	207,916	BNP Paribas S.A.	10/20/15	2,317
DKK	4,130,000	USD	620,747	State Street Bank and Trust Co.	10/20/15	(1,994)
HUF	79,950,000	USD	280,832	Morgan Stanley & Co. International PLC	10/20/15	4,070
MXN	1,070,000	USD	67,156	BNP Paribas S.A.	10/20/15	(3,954)
MYR	4,290,000	USD	1,024,355	JPMorgan Chase Bank N.A.	10/20/15	(47,440)
NZD	304,000	USD	202,187	HSBC Bank PLC	10/20/15	(8,096)
PLN	1,493,000	USD	386,456	HSBC Bank PLC	10/20/15	6,201
PLN	1,430,000	USD	378,650	State Street Bank and Trust Co.	10/20/15	(2,561)
SEK	3,440,689	USD	408,238	HSBC Bank PLC	10/20/15	2,998
SGD	441,000	USD	322,164	HSBC Bank USA N.A.	10/20/15	(12,454)
USD	175,643	AUD	250,000	JPMorgan Chase Bank N.A.	10/20/15	341
USD	86,026	AUD	117,582	Royal Bank of Scotland PLC	10/20/15	3,576
USD	7,109	AUD	10,000	State Street Bank and Trust Co.	10/20/15	97
USD	1,488,392	AUD	1,991,000	UBS AG	10/20/15	92,288
USD	79,724	AUD	110,000	UBS AG	10/20/15	2,591
USD	1,290,175	CAD	1,673,000	HSBC Bank USA N.A.	10/20/15	36,646
USD	74,295	CAD	97,351	Royal Bank of Scotland PLC	10/20/15	1,353
USD	2,234,276	CAD	2,885,000	Westpac Banking Corp.	10/20/15	72,631
USD	283,472	COP	885,000,000	BNP Paribas S.A.	10/20/15	(2,566)
USD	238,085	CZK	5,740,000	State Street Bank and Trust Co.	10/20/15	2,119
USD	620,382	DKK	4,167,834	HSBC Bank PLC	10/20/15	(4,039)
USD	111,652	EUR	100,000	Bank of America N.A.	10/20/15	(118)
USD	7,860,392	EUR	7,040,000	Deutsche Bank AG	10/20/15	(8,198)
USD	60,585	GBP	40,000	Bank of America N.A.	10/20/15	81
USD	139,520	GBP	90,000	Citibank N.A.	10/20/15	3,384
USD	122,851	GBP	80,000	JPMorgan Chase Bank N.A.	10/20/15	1,842
USD	1,691,334	GBP	1,100,000	State Street Bank and Trust Co.	10/20/15	27,456
USD	2,275,316	GBP	1,480,000	State Street Bank and Trust Co.	10/20/15	36,645
USD	226,326	HUF	63,360,000	State Street Bank and Trust Co.	10/20/15	542
USD	254,374	JPY	30,460,000	Bank of America N.A.	10/20/15	414
USD	53,180	MXN	894,547	Royal Bank of Scotland PLC	10/20/15	341
USD	1,030,434	MYR	4,300,000	HSBC Bank PLC	10/20/15	51,242
USD	113,569	NZD	180,000	State Street Bank and Trust Co.	10/20/15	(1,353)
USD	88,296	NZD	140,000	State Street Bank and Trust Co.	10/20/15	(1,088)
USD	423,564	SEK	3,590,000	State Street Bank and Trust Co.	10/20/15	(5,518)
USD	176,791	SGD	250,000	State Street Bank and Trust Co.	10/20/15	1,218
USD	134,316	SGD	190,000	State Street Bank and Trust Co.	10/20/15	880

BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015	15

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Forward Foreign Currency Contracts (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	432,231,600	USD	369,034	Barclays Bank PLC	10/22/15	$(4,666)
KRW	1,900,000,000	USD	1,596,665	JPMorgan Chase Bank N.A.	10/22/15	5,020
USD	132,949	KRW	158,076,278	BNP Paribas S.A.	10/22/15	(308)
USD	921,072	KRW	1,100,000,000	Goldman Sachs International	10/22/15	(6,219)
USD	864,730	KRW	1,025,310,000	HSBC Bank PLC	10/22/15	401
AUD	245,000	USD	170,983	Deutsche Bank AG	11/13/15	594
AUD	780,000	USD	559,580	HSBC Bank PLC	11/13/15	(13,333)
AUD	100,000	USD	69,983	JPMorgan Chase Bank N.A.	11/13/15	49
AUD	369,000	USD	263,484	JPMorgan Chase Bank N.A.	11/13/15	(5,067)
AUD	395,000	USD	288,945	UBS AG	11/13/15	(12,320)
AUD	395,000	USD	288,686	UBS AG	11/13/15	(12,061)
AUD	26,000	USD	18,143	UBS AG	11/13/15	66
BRL	440,000	USD	112,446	Deutsche Bank AG	11/13/15	(3,054)
BRL	445,000	USD	112,601	JPMorgan Chase Bank N.A.	11/13/15	(1,966)
EUR	775,000	USD	872,624	BNP Paribas S.A.	11/13/15	(6,081)
EUR	853,000	USD	955,172	Goldman Sachs International	11/13/15	(1,415)
HUF	238,500,000	USD	845,040	Goldman Sachs International	11/13/15	4,748
IDR	3,001,250,000	USD	216,540	Deutsche Bank AG	11/13/15	(14,917)
IDR	2,841,000,000	USD	204,683	HSBC Bank PLC	11/13/15	(13,825)
INR	14,225,000	USD	219,827	Deutsche Bank AG	11/13/15	(4,272)
INR	13,200,000	USD	203,830	Goldman Sachs International	11/13/15	(3,807)
MXN	1,432,640	USD	84,114	BNP Paribas S.A.	11/13/15	345
MXN	3,907,360	USD	229,337	Deutsche Bank AG	11/13/15	1,015
NOK	2,300,000	USD	276,191	Barclays Bank PLC	11/13/15	(6,206)
NOK	9,352,000	USD	1,132,145	Deutsche Bank AG	11/13/15	(34,362)
NOK	4,000,000	USD	486,403	Deutsche Bank AG	11/13/15	(16,863)
TRY	360,000	USD	119,717	HSBC Bank PLC	11/13/15	(2,300)
TRY	355,000	USD	118,258	HSBC Bank PLC	11/13/15	(2,472)
USD	1,705,274	AUD	2,310,000	Westpac Banking Corp.	11/13/15	87,543
USD	126,144	BRL	455,000	BNP Paribas S.A.	11/13/15	13,022
USD	119,988	BRL	430,000	Deutsche Bank AG	11/13/15	13,082
USD	233,942	EUR	210,000	Barclays Bank PLC	11/13/15	(864)
USD	496,533	EUR	440,000	Deutsche Bank AG	11/13/15	4,559
USD	850,818	EUR	775,000	UBS AG	11/13/15	(15,726)
USD	1,159,308	EUR	1,056,000	UBS AG	11/13/15	(21,428)
USD	853,126	HUF	238,500,000	BNP Paribas S.A.	11/13/15	3,338
USD	852,633	JPY	105,515,000	UBS AG	11/13/15	(27,359)
USD	911,923	NOK	7,826,000	Morgan Stanley & Co. International PLC	11/13/15	(6,731)
USD	124,308	TRY	355,000	BNP Paribas S.A.	11/13/15	8,522
USD	126,256	TRY	360,000	Deutsche Bank AG	11/13/15	8,839
USD	326,795	ZAR	4,400,000	Goldman Sachs International	11/13/15	11,587
USD	320,986	ZAR	4,520,000	JPMorgan Chase Bank N.A.	11/13/15	(2,818)
ZAR	5,200,000	USD	367,556	Bank of America N.A.	11/13/15	4,962
ZAR	14,700,000	USD	1,126,264	JPMorgan Chase Bank N.A.	11/13/15	(73,183)

16	BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Forward Foreign Currency Contracts (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	3,400,000	USD	252,095	JPMorgan Chase Bank N.A.	11/13/15	$(8,525)
Total						$(32,246)

Centrally Cleared interest rate swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Depreciation
1.16%[1]	6-Month LIBOR	N/A	7/16/17	GBP 1,100	$(6,724)
1.59%[1]	6-Month LIBOR	N/A	8/13/17	GBP 2,819	(50,313)
2.21%[1]	6-Month LIBOR	N/A	6/18/19	GBP 600	(32,134)
Total					$(89,171)

 1   Fund pays a fixed rate and receives floating rate.

OTC interest rate swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.81%[1]	6-Month WIBOR	Bank of America N.A.	N/A	3/09/18	PLN 9,226	$(6,806)	—	$(6,806)
1.84%[1]	6-Month WIBOR	Morgan Stanley Bank, NA	N/A	3/09/18	PLN 6,694	(6,184)	—	(6,184)
1.74%[1]	6-Month WIBOR	Goldman Sachs International	N/A	3/23/18	PLN 1,087	(325)	—	(325)
1.76%[1]	6-Month WIBOR	JPMorgan Chase Bank N.A.	N/A	3/23/18	PLN 978	(369)	—	(369)
2.25%[1]	6-Month WIBOR	Deutsche Bank AG	N/A	6/19/18	PLN 5,555	(21,235)	—	(21,235)
1.91%[1]	6-Month BUBOR	JPMorgan Chase Bank N.A.	N/A	6/26/18	HUF 167,120	(6,646)	—	(6,646)
1.91%[1]	6-Month BUBOR	Citizen N.A.	N/A	6/26/18	HUF 2,955	(119)	—	(119)
1.92%[1]	6-Month BUBOR	JPMorgan Chase Bank N.A.	N/A	6/26/18	HUF 167,125	(6,883)	—	(6,883)
1.83%[1]	6-Month BUBOR	Goldman Sachs International	N/A	7/27/18	HUF 446,870	(14,817)	—	(14,817)
1.86%[1]	6-Month BUBOR	Citizen N.A.	N/A	7/27/18	HUF 94,520	(3,365)	—	(3,365)
1.85%[1]	6-Month WIBOR	JPMorgan Chase Bank N.A.	N/A	9/15/18	PLN 9,500	(8,280)	—	(8,280)
1.68%[1]	6-Month BUBOR	JPMorgan Chase Bank N.A.	N/A	9/15/18	HUF 545,000	(9,194)	—	(9,194)
2.61%[2]	6-Month WIBOR	JPMorgan Chase Bank N.A.	N/A	9/15/25	PLN 910	2,772	—	2,772
3.02%[2]	6-Month WIBOR	Deutsche Bank AG	N/A	6/19/25	PLN 1,850	23,525	—	23,525
Total								$(57,926)

 1   Fund pays the fixed rate and receives the floating rate.

 2   Fund pays the floating rate and receives the fixed rate.

BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015	17

Schedule of Investments (continued)	BlackRock Strategic Global Bond Fund

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$370,233	—	$370,233
Common Stocks	$4,681	—	—	4,681
Corporate Bonds	—	24,253,617	—	24,253,617
Foreign Agency Obligations	—	53,969,162	—	53,969,162
Municipal Bonds	—	690,287	—	690,287
Non-Agency Mortgage-Backed Securities	—	1,961,555	—	1,961,555
Other Interests	—	—	$346,256	346,256
U.S. Government Sponsored Agency Securities	—	16,579,322	—	16,579,322
U.S. Treasury Obligations	—	6,117,273	—	6,117,273
Warrants	—	18,750	—	18,750
Short-Term Securities	3,915,185	—	—	3,915,185
Liabilities:
Investments:
TBA Sale Commitments	—	(4,690,700)	—	(4,690,700)

Total	$3,919,866	$99,269,499	$346,256	$103,535,621

18	BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock Strategic Global Bond Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	—	$604,740	—	$604,740
Interest rate contracts	$20,577	26,297	—	46,874
Liabilities:
Foreign currency exchange contracts	—	(636,986)	—	(636,986)
Interest rate contracts	(57,350)	(173,394)	—	(230,744)

Total	$(36,773)	$(179,343)	—	$(216,116)

[1]   Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for centrally cleared swaps	$29,880	—	—	$29,880
Cash pledged for financial futures contracts	98,798	—	—	98,798
Foreign currency at value	8,014,111	—	—	8,014,111

Total	$8,142,789	—	—	$8,142,789

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK STRATEGIC GLOBAL BOND FUND	SEPTEMBER 30, 2015	19

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Global Bond Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.
(Formerly BlackRock World Income Fund, Inc.)

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Global Bond Fund, Inc.
(Formerly BlackRock World Income Fund, Inc.)

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Global Bond Fund, Inc.
(Formerly BlackRock World Income Fund, Inc.)

Date: November 23, 2015